SCHEDULE OF FAIR VALUE OF STOCK OPTIONS AND RSUs GRANTED (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Value of one ordinary share			$ 1.15
Expected stock price volatility	91.00%	94.00%	100.00%
Expected term (in years)	11 years	11 years	11 years
Risk free interest rate, minimum	1.48%	0.88%
Risk free interest rate, maximum	1.64%	91.00%
Risk free interest rate			1.91%
Dividend yield
Minimum [Member]
Value of one ordinary share	$ 1.97	$ 1.21
Maximum [Member]
Value of one ordinary share	$ 2.47	$ 1.45